Stock Option and Incentive Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Maximum number of shares authorized to be granted	62,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 62,640	$ 44,604	$ 22,929
Value of restricted shares vested	26,737	20,891	15,594
Aggregate intrinsic value of stock options outstanding	116,430
Aggregate intrinsic value of stock options exercisable	49,423
Total income tax benefit recognized for stock-based compensation	5,295	4,150	6,254
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 41,465
Unrecognized compensation expense weighted average period of recognition	1 year